Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period						August 2008
Distribution Date						09/15/08
Transaction Month						3
30/360 Days						30
Actual/360 Days						31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		May 9, 2008
Closing Date:		June 25, 2008

		Dollars	Units	WAC	WAM
Original Pool Balance:		$ 709,573,681.53	38,999	6.42%	59.79
Original Adj. Pool Balance:		$ 674,977,361.41

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 159,000,000.00	22.408%	2.84863%		July 15, 2009
Class A-2 Notes	Fixed	$ 179,000,000.00	25.226%	4.16000%		May 16, 2011
Class A-3 Notes	Fixed	$ 171,000,000.00	24.099%	4.93000%		December 17, 2012
Class A-4 Notes	Fixed	$ 103,542,000.00	14.592%	5.48000%		November 17, 2014
Total Securities		$ 612,542,000.00	86.325%

Overcollateralization		$ 62,435,361.41	8.799%
YSOA		$ 34,596,320.12	4.876%
Total Original Pool Balance		$ 709,573,681.53	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes		$ 107,520,502.60	0.6762296	$ 90,997,939.73	0.5723141	$16,522,562.87
Class A-2 Notes		$ 179,000,000.00	1.0000000	$ 179,000,000.00	1.0000000	$-
Class A-3 Notes		$ 171,000,000.00	1.0000000	$ 171,000,000.00	1.0000000	$-
Class A-4 Notes		$ 103,542,000.00	1.0000000	$ 103,542,000.00	1.0000000	$-
Total Securities		$ 561,062,502.60	0.9159576	$ 544,539,939.73	0.8889838	$16,522,562.87

Weighted Avg. Coupon (WAC)		6.40%		6.39%
Weighted Avg. Remaining Maturity (WARM)		57.33		56.42
Pool Receivables Balance		$ 662,884,121.21		$ 646,697,231.25
Remaining Number of Receivables		37,860		37,466

Adjusted Pool Balance		$ 630,339,230.57		$ 615,157,375.00

III. COLLECTIONS

Principal:
Principal Collections						$15,621,943.32
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$10,076.62
Total Principal Collections						$15,632,019.94

Interest:
Interest Collections						$3,495,452.44
Late Fees & Other Charges						$38,287.79
Interest on Repurchase Principal						$-
Total Interest Collections						$3,533,740.23

Collection Account Interest						$36,112.06
Reserve Account Interest						$7,140.44
Servicer Advances						$-

Total Collections						$19,209,012.67

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	August 2008
Distribution Date	09/15/08
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$19,209,012.67
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$19,209,012.67
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$ 552,403.43		$552,403.43	$552,403.43
Collection Account Interest					$36,112.06
Late Fees & Other Charges					$38,287.79
Total due to Servicer					$626,803.28

3. Class A Noteholders Interest:
Class A-1 Notes		$ 263,746.39		$263,746.39
Class A-2 Notes		$ 620,533.33		$620,533.33
Class A-3 Notes		$ 702,525.00		$702,525.00
Class A-4 Notes		$ 472,841.80		$472,841.80

Total interest:		$ 2,059,646.52		$2,059,646.52	$2,059,646.52

Available Funds Remaining:					$16,522,562.87

4. Principal Distribution Amount:					$16,522,562.87

		Distributable Amount		Paid Amount
Class A-1 Notes				$16,522,562.87
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		62,485,928.92		$16,522,562.87
Total Noteholders Principal				$16,522,562.87

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$32,544,890.64
Beginning Period Amount					$32,544,890.64
Current Period Amortization					$1,005,034.39
Ending Period Required Amount					$31,539,856.25
Ending Period Amount					$31,539,856.25
Next Distribution Date Required Amount					$30,548,773.09

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.50%
Beginning Period Required Amount					$3,374,886.81
Beginning Period Amount					$3,374,886.81
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.5% of APB of cut-off date)					$3,374,886.81
Ending Period Amount					$3,374,886.81

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$69,276,727.97	$70,617,435.27	$116,580,801.32
Overcollateralization as a % of Adjusted Pool		10.99%	11.48%	18.95%

Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	August 2008
Distribution Date	09/15/08
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.35%	36,849	98.37%	$636,174,694.29
30 - 60 Days	1.30%	487	1.28%	$8,294,588.48
61 - 90 Days	0.27%	102	0.28%	$1,785,427.87
91 + Days	0.07%	28	0.07%	$442,520.61
		37,466		$646,697,231.25
Total
Delinquent Receivables 61 + days past due	0.35%	130	0.34%	$2,227,948.48
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	112	0.27%	1,804,952.41
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.15%	59	0.15%	$994,896.61
Three-Month Average Delinquency Ratio	0.27%		0.25%

Repossession in Current Period		68		$1,219,160.79
Repossession Inventory		102		$1,827,994.26

Charge-Offs
Gross Principal of Charge-Off for Current Period				$564,946.64
Recoveries				$(10,076.62)
Net Charge-offs for Current Period				$554,870.02

Beginning Pool Balance for Current Period				$662,884,121.21

Net Loss Ratio				1.00%
Net Loss Ratio for 1st Preceding Collection Period				0.22%
Net Loss Ratio for 2nd Preceding Collection Period				0.02%
Three-Month Average Net Loss Ratio for Current Period				0.41%

Cumulative Net Losses for All Periods				$687,155.03
Cumulative Net Losses as a % of Initial Pool Balance				0.10%

Principal Balance of Extensions				$3,081,830.91
Number of Extensions				172